Note 3 - Summary of significant Accounting Policies - Roll-forward of Convertible Notes (10-Q) (Details)	3 Months Ended
Mar. 31, 2024 USD ($)
Beginning balance	$ 12,414,000
Fair value adjustment	(858,000)
Ending balance	$ 11,556,000